Investments in Associates (Details) - Schedule of financial statements to the change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Financial Statements To The Change In The Price Used For The Valuation Of The Investment Properties Abstract
Impact on statement of income percentage	+/- 20	+/- 20
Impact on interim condensed consolidated statement of income for the change in price per square meter, Increase	$ 1,139	$ 3,796
Impact on interim condensed consolidated statement of income for the change in price per square meter, Decrease	$ (1,139)	$ (3,796)